Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Portfolio
September 30, 2024
VIPGRWT-NPRT3-1124
1.808779.120
Common Stocks - 99.1%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	395,700	11,392,203
Pharmaceuticals - 0.5%
UCB SA	295,600	53,305,637
TOTAL BELGIUM		64,697,840
BRAZIL - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (b)	53,382	109,537,729
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd (United States)	471,300	15,651,873
CHINA - 1.2%
Consumer Discretionary - 1.2%
Automobiles - 0.6%
BYD Co Ltd H Shares	1,876,500	66,949,704
Hotels, Restaurants & Leisure - 0.6%
Trip.com Group Ltd ADR (b)	1,100,500	65,402,715
TOTAL CHINA		132,352,419
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	110,900	6,753,481
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	44,758	34,323,841
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	344,300	40,892,511
ISRAEL - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	335,400	4,594,980
Health Care - 0.7%
Biotechnology - 0.0%
Gamida Cell Ltd (d)	2,212,268	23
Gamida Cell Ltd warrants 4/21/2028 (b)(d)	441,000	4
		27
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd ADR (b)	3,496,400	63,005,128
TOTAL HEALTH CARE		63,005,155

Information Technology - 0.3%
Software - 0.3%
Nice Ltd ADR (b)	213,400	37,061,178
TOTAL ISRAEL		104,661,313
JAPAN - 0.6%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Chugai Pharmaceutical Co Ltd	580,800	28,152,012
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (b)	1,655,741	38,578,766
TOTAL JAPAN		66,730,778
NETHERLANDS - 3.1%
Communication Services - 1.4%
Entertainment - 1.4%
Universal Music Group NV (c)	5,584,495	146,097,216
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV depository receipt	146,238	121,852,814
BE Semiconductor Industries NV	490,000	61,935,110
		183,787,924
TOTAL NETHERLANDS		329,885,140
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Volue ASA (b)	1,137,735	4,506,542
SPAIN - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	181,700	4,168,564
TAIWAN - 4.1%
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
eMemory Technology Inc	75,000	6,210,055
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,498,404	433,897,823

TOTAL TAIWAN		440,107,878
UNITED KINGDOM - 0.5%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	183,853	5,723,344
Industrials - 0.5%
Professional Services - 0.5%
RELX PLC ADR	1,081,200	51,313,752
TOTAL UNITED KINGDOM		57,037,096
UNITED STATES - 86.1%
Communication Services - 6.5%
Entertainment - 0.5%
Live Nation Entertainment Inc (b)	305,900	33,492,991
Warner Music Group Corp Class A (c)	555,127	17,375,475
		50,868,466
Interactive Media & Services - 6.0%
Alphabet Inc Class A	2,817,176	467,228,640
Epic Games Inc (b)(d)(e)	5,869	3,521,400
Meta Platforms Inc Class A	308,700	176,712,228
		647,462,268
TOTAL COMMUNICATION SERVICES		698,330,734

Consumer Discretionary - 8.2%
Broadline Retail - 4.7%
Amazon.com Inc (b)	2,626,180	489,336,119
Savers Value Village Inc (b)(c)	953,950	10,035,554
		499,371,673
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	51,300	14,467,626
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	969,800	122,980,338
Domino's Pizza Inc	112,000	48,175,680
Kura Sushi USA Inc Class A (b)	211,154	17,010,566
		188,166,584
Household Durables - 0.4%
Blu Homes Inc (b)(d)(e)	14,533,890	4,506
TopBuild Corp (b)	99,400	40,436,914
		40,441,420
Specialty Retail - 1.3%
Floor & Decor Holdings Inc Class A (b)	245,300	30,458,901
Lowe's Cos Inc	404,900	109,667,165
		140,126,066
TOTAL CONSUMER DISCRETIONARY		882,573,369

Consumer Staples - 0.6%
Beverages - 0.6%
Monster Beverage Corp (b)	1,205,191	62,874,814
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy Inc	495,326	89,079,428
Range Resources Corp	1,424,900	43,829,924
		132,909,352
Financials - 6.9%
Capital Markets - 0.9%
Intercontinental Exchange Inc	635,200	102,038,528
Consumer Finance - 0.6%
Capital One Financial Corp	411,600	61,628,868
Financial Services - 4.4%
Corebridge Financial Inc	817,000	23,823,720
Fiserv Inc (b)	126,900	22,797,585
Mastercard Inc Class A	365,150	180,311,070
Rocket Cos Inc Class A (b)	1,887,554	36,222,161
Toast Inc Class A (b)	1,794,500	50,802,295
Visa Inc Class A	572,600	157,436,370
		471,393,201
Insurance - 1.0%
Arthur J Gallagher & Co	278,101	78,249,279
Baldwin Insurance Group Inc/The Class A (b)	700,368	34,878,326
		113,127,605
TOTAL FINANCIALS		748,188,202

Health Care - 13.9%
Biotechnology - 4.1%
Adamas Pharmaceuticals Inc rights (b)(d)	1,781,700	124,719
Adamas Pharmaceuticals Inc rights (b)(d)	1,781,700	213,804
Alnylam Pharmaceuticals Inc (b)	379,724	104,435,492
Arcellx Inc (b)	51,857	4,330,578
Arrowhead Pharmaceuticals Inc (b)	230,300	4,460,911
Beam Therapeutics Inc (b)	63,170	1,547,665
Blueprint Medicines Corp (b)	36,400	3,367,000
Cytokinetics Inc (b)	207,931	10,978,757
Exact Sciences Corp (b)	1,889,900	128,739,988
Gilead Sciences Inc	828,800	69,486,592
Hookipa Pharma Inc (b)	101,448	436,226
Insmed Inc (b)(c)	1,011,716	73,855,268
Janux Therapeutics Inc (b)	22,700	1,031,261
Krystal Biotech Inc (b)	36,000	6,553,080
Legend Biotech Corp ADR (b)	203,000	9,892,190
Moderna Inc (b)	93,000	6,215,190
Sarepta Therapeutics Inc (b)	52,800	6,594,192
Seres Therapeutics Inc (b)	405,600	383,738
Synlogic Inc (b)	76,833	114,481
Vor BioPharma Inc (b)	618,395	432,877
XOMA Royalty Corp (b)	260,219	6,890,599
		440,084,608
Health Care Equipment & Supplies - 4.6%
Align Technology Inc (b)	275,700	70,116,024
Boston Scientific Corp (b)	3,322,500	278,425,500
Glaukos Corp (b)	226,000	29,443,280
Hologic Inc (b)	1,152,600	93,890,796
Lantheus Holdings Inc (b)	91,200	10,009,200
Penumbra Inc (b)	72,601	14,107,100
Pulmonx Corp (b)	211,900	1,756,651
RxSight Inc (b)	58,000	2,866,940
		500,615,491
Health Care Providers & Services - 0.8%
HealthEquity Inc (b)	1,060,196	86,777,043
Life Sciences Tools & Services - 1.7%
Bio-Techne Corp	245,600	19,630,808
Bruker Corp	1,010,685	69,797,906
Codexis Inc (b)	1,141,000	3,514,280
Danaher Corp	307,550	85,505,051
MaxCyte Inc (United States) (b)	976,700	3,799,363
		182,247,408
Pharmaceuticals - 2.7%
Aclaris Therapeutics Inc (b)	134,507	154,683
Eli Lilly & Co	320,387	283,843,659
Zevra Therapeutics Inc (b)	642,100	4,456,174
		288,454,516
TOTAL HEALTH CARE		1,498,179,066

Industrials - 12.5%
Aerospace & Defense - 1.6%
GE Aerospace	898,400	169,420,272
Loar Holdings Inc	9,800	730,982
		170,151,254
Building Products - 0.0%
Simpson Manufacturing Co Inc	29,100	5,565,957
Commercial Services & Supplies - 0.0%
Montrose Environmental Group Inc (b)	85,000	2,235,500
Electrical Equipment - 0.9%
GE Vernova Inc	389,425	99,295,587
Ground Transportation - 4.3%
Uber Technologies Inc (b)	6,116,378	459,706,971
Machinery - 1.9%
Chart Industries Inc (b)	83,000	10,303,620
Deere & Co	105,100	43,861,383
Energy Recovery Inc (b)	261,100	4,540,529
Ingersoll Rand Inc	1,092,715	107,260,904
Westinghouse Air Brake Technologies Corp	226,497	41,170,360
		207,136,796
Professional Services - 3.0%
Equifax Inc	664,812	195,361,654
KBR Inc	1,458,455	94,989,174
UL Solutions Inc Class A (c)	646,500	31,872,450
		322,223,278
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	413,545	81,274,681
TOTAL INDUSTRIALS		1,347,590,024

Information Technology - 34.9%
Electronic Equipment, Instruments & Components - 0.9%
Flex Ltd (b)	1,910,425	63,865,508
Jabil Inc	322,800	38,681,124
		102,546,632
IT Services - 1.3%
MongoDB Inc Class A (b)	500,164	135,219,337
Semiconductors & Semiconductor Equipment - 6.4%
Astera Labs Inc (b)	18,300	958,737
Marvell Technology Inc	296,292	21,368,579
NVIDIA Corp	4,467,240	542,501,626
SiTime Corp (b)	419,936	72,023,223
Universal Display Corp	267,374	56,121,803
		692,973,968
Software - 13.3%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	2,365,967	2,981,118
HubSpot Inc (b)	156,300	83,089,080
Manhattan Associates Inc (b)	253,706	71,387,794
Microsoft Corp	2,719,888	1,170,367,807
Nutanix Inc Class A (b)	237,400	14,065,950
OpenAI Global LLC rights (b)(d)(e)	6,112,033	6,112,033
Servicenow Inc (b)	71,300	63,770,007
Zeta Global Holdings Corp Class A (b)	1,020,100	30,429,583
		1,442,203,372
Technology Hardware, Storage & Peripherals - 13.0%
Apple Inc	6,017,432	1,402,061,656
TOTAL INFORMATION TECHNOLOGY		3,775,004,965

Materials - 1.1%
Chemicals - 0.1%
Aspen Aerogels Inc (b)(c)	465,102	12,878,674
Construction Materials - 0.5%
Eagle Materials Inc	20,700	5,954,355
Martin Marietta Materials Inc	83,200	44,782,400
		50,736,755
Containers & Packaging - 0.4%
International Paper Co	889,500	43,452,075
Metals & Mining - 0.1%
Carpenter Technology Corp	73,900	11,792,962
TOTAL MATERIALS		118,860,466

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Zillow Group Inc Class A (b)	175,000	10,837,750
Zillow Group Inc Class C (b)	341,000	21,772,850
		32,610,600
TOTAL UNITED STATES		9,297,121,592
TOTAL COMMON STOCKS (Cost $6,137,432,775)		10,708,428,597

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $1,940,200)	1,940,200	1,909,933

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (d)(e)(f)	1,016	1,117,346
Canva Inc Series A2 (d)(e)(f)	184	202,354

TOTAL AUSTRALIA		1,319,700
UNITED STATES - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (d)(e)	61,700	797,781
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	198,400	619,007
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc (d)(e)	205,955	4,477,462
Information Technology - 0.1%
Software - 0.1%
Asapp Inc Series C (b)(d)(e)	654,971	1,231,345
Asapp Inc Series D (b)(d)(e)	4,123,720	6,680,427
		7,911,772
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(d)(e)	137,249	2,055,990
Illuminated Holdings Inc Series C3 (b)(d)(e)	171,560	2,569,969
Illuminated Holdings Inc Series C4 (b)(d)(e)	48,240	722,635
Illuminated Holdings Inc Series C5 (b)(d)(e)	96,064	1,439,039
		6,787,633
TOTAL UNITED STATES		20,593,655
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $42,085,668)		21,913,355

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% 6/14/2028 (d)(e)(f) (Cost $2,538,700)	2,538,700	2,752,670

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.89	88,660,029	88,677,761
Fidelity Securities Lending Cash Central Fund (g)(h)	4.89	47,971,994	47,976,791
TOTAL MONEY MARKET FUNDS (Cost $136,654,551)			136,654,552

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,320,651,894)	10,871,659,107
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(62,687,706)
NET ASSETS - 100.0%	10,808,971,401

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,195,015 or 0.2% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	787,341

Anduril Industries Inc	8/07/24	4,476,761

Asapp Inc Series C	4/30/21	4,320,909

Asapp Inc Series D	8/29/23	15,923,745

Asapp Inc warrants 8/28/2028	8/29/23	2

Blu Homes Inc	5/21/20	25,138

Canva Inc Series A	9/22/23	1,083,728

Canva Inc Series A2	9/22/23	196,266

ElevateBio LLC Series C	3/09/21	832,288

Epic Games Inc	3/29/21	5,194,065

Illuminated Holdings Inc 15%	6/14/23	1,940,200

Illuminated Holdings Inc 15% 6/14/2028	9/27/23	2,538,700

Illuminated Holdings Inc Series C2	7/07/20	3,431,225

Illuminated Holdings Inc Series C3	7/07/20	5,146,800

Illuminated Holdings Inc Series C4	1/08/21	1,736,640

Illuminated Holdings Inc Series C5	6/16/21	4,149,965

OpenAI Global LLC rights	9/30/24	6,112,033

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	43,103,919	1,314,319,198	1,268,747,622	2,049,240	2,266	-	88,677,761	0.2%
Fidelity Securities Lending Cash Central Fund	57,888,840	284,570,127	294,482,176	60,069	-	-	47,976,791	0.2%
Total	100,992,759	1,598,889,325	1,563,229,798	2,109,309	2,266	-	136,654,552

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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